NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Net Loss Attributable To Common Shareholders	$ (287,763)	$ (4,148,947)
Weighted Average Common Shares Outstanding - Basic And Diluted	219,614,098	165,747,163
Net Loss Per Share - Basic And Diluted	$ (0.00)	$ (0.03)